CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (338,421)	¥ (307,357)
Other comprehensive income
Foreign currency translation adjustments, net of nil income taxes	96,037	58,103
Comprehensive loss	¥ (242,384)	¥ (249,254)